Intangible assets - Schedule of Finite-Lived Intangible Assets (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Product Certifications	Dec. 31, 2013 Product Certifications	Dec. 31, 2012 Product Certifications	Mar. 31, 2014 Patents	Dec. 31, 2013 Patents	Dec. 31, 2012 Patents	Dec. 31, 2013 Developed Technology	Mar. 31, 2014 Developed Technology	Dec. 31, 2012 Developed Technology
Schedule of Finite-Lived Intangible Assets [Line Items]
Finited lived intangible assets, estimated useful life	15 years									15 years
Finite-Lived Intangible Assets, Gross	$ 1,124,737	$ 1,088,315	$ 450,365	$ 415,706	$ 406,706	$ 235,482	$ 469,031	$ 441,609	$ 214,883	$ 240,000	$ 240,000	$ 0
Finite-Lived Intangible Assets, Accumulated Amortization	(154,960)	(134,988)	(78,345)	(93,312)	(83,405)	(57,798)	(45,648)	(39,583)	(20,547)	(12,000)	(16,000)	0
Intangible assets, net	$ 969,777	$ 953,327	$ 372,020		$ 323,301	$ 177,684		$ 402,026	$ 194,336	$ 228,000		$ 0